CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (79,971,847)	$ (73,177,935)	$ (42,397,279)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,145,995	1,125,032	858,408
Net loss on disposal of property, equipment, software and operating lease right-of-use asset	6,811	18,973	327
Share-based compensation	10,520,282	18,679,658	10,129,541
Interest income on promissory notes		(9,946)
Amortization of right-of use assets and interest of lease liabilities	303,535
Foreign exchange loss (gain), net	(2,555,325)	603,459	644,693
Changes in operating assets and liabilities:
Accounts receivable, net	3,000,000	(3,000,000)	480,000
Prepayments and other current assets	(881,402)	(231,287)	(2,337,011)
Amount due from related parties	3,887,238	(4,374,274)	1,300,790
Other non-current assets	(40,297)	(24,210)	(13,292)
Accounts payable	344,509	1,511,640	1,097,261
Contract liabilities	9,607,276	4,774,464	(267,842)
Amount due to related parties	8,857,276	7,930,703	639,579
Accruals and other current liabilities	(823,928)	1,057,491	1,243,150
Lease liabilities	(280,465)
Income tax payable	(1,657,450)	1,657,450
Deferred tax liabilities	(44,163)	44,163
Other non-current liabilities	(29,732)		91,955
Net cash used in operating activities	48,611,687	43,414,619	28,529,720
Cash flows from investing activities:
Withdrawal of short-term investments			8,000,000
Proceeds from disposal of property, equipment and software	4,892		7,930
Purchase of property, equipment and software	(690,938)	(2,509,926)	(935,199)
Net cash generated from (used in) investing activities	(686,046)	(2,509,926)	7,072,731
Cash flows from financing activities:
Proceeds from borrowings	25,830,030	4,386,860	6,083,650
Proceeds from share subscriptions		381,282
Proceeds from exercise of share options	323,212	231,521	140,928
Proceeds from initial public offering, net of underwriting commissions		149,411,950
Repayment of borrowings	(4,353,588)	(5,089,717)	(1,063,670)
Payment of initial public offering costs		(1,595,088)	(721,532)
Purchase of treasury shares under stock repurchase program	(3,976,681)	(2,361,576)
Costs for retirement of treasury shares		(8,090)
Net cash generated from financing activities	17,822,973	145,357,142	4,439,376
Effect of exchange rate on cash and cash equivalents	842,195	(192,352)	(364,177)
Net increase (decrease) in cash and cash equivalents	(30,632,565)	99,240,245	(17,381,790)
Cash and cash equivalents at the beginning of year	174,391,243	75,150,998	92,532,788
Cash and cash equivalents at the end of year	143,758,678	174,391,243	75,150,998
Supplemental cash flow disclosures:
Interest paid	603,680	359,569	202,165
Income tax paid	2,433,241
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	313,929
Right-of-use assets obtained in exchange for operating lease obligations	217,227
Non-cash activities:
Accretion of convertible redeemable preferred shares to redemption value		28,553	248,113
Conversion of preferred shares		154,477,960
Payables for deferred initial public offering cost			$ 2,276,183
Retirement of treasury shares	$ 4,596,282	1,741,971
Surrender of ordinary shares for repayment of promissory notes		$ 6,800,856